LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

Effective April 29, 2013, each fund will be renamed as listed in Schedule A.

SCHEDULE A

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Current Name	New Name	Date of Prospectus and SAI
Legg Mason ClearBridge Variable Aggressive Growth Portfolio	ClearBridge Variable Aggressive Growth Portfolio	May 1, 2012

Legg Mason ClearBridge Variable Appreciation Portfolio	ClearBridge Variable Appreciation Portfolio	May 1, 2012

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	ClearBridge Variable Equity Income Portfolio	May 1, 2012

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	ClearBridge Variable All Cap Value Portfolio	May 1, 2012

Legg Mason ClearBridge Variable Large Cap Growth Portfolio	ClearBridge Variable Large Cap Growth Portfolio	May 1, 2012

Legg Mason ClearBridge Variable Large Cap Value Portfolio	ClearBridge Variable Large Cap Value Portfolio	May 1, 2012

Legg Mason ClearBridge Variable Mid Cap Core Portfolio	ClearBridge Variable Mid Cap Core Portfolio	May 1, 2012

Legg Mason ClearBridge Variable Small Cap Growth Portfolio	ClearBridge Variable Small Cap Growth Portfolio	May 1, 2012

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information:

Effective on or about December 5, 2012, the name of the fund’s subadviser will change from ClearBridge Advisors, LLC to ClearBridge Investments, LLC.

Please retain this supplement for future reference.

LMFX015079